Operating Lease Agreements (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
2018	$ 148,485
2019	128,881
2020	113,767
2021	97,413
2022	79,068
Thereafter	364,983
Total minimum payment	932,597
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2018	141,641
2019	124,242
2020	109,389
2021	94,080
2022	76,339
Thereafter	350,413
Total minimum payment	896,104
Others [Member]
Property, Plant and Equipment [Line Items]
2018	6,844
2019	4,639
2020	4,378
2021	3,333
2022	2,729
Thereafter	14,570
Total minimum payment	$ 36,493